Value Line Asset Allocation Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2023

Shares		Value
COMMON STOCKS 67.1%
CONSUMER DISCRETIONARY 1.3%
	DISTRIBUTION/WHOLESALE 1.3%
34,800	Pool Corp.	$ 11,916,912
CONSUMER STAPLES 1.6%
	RETAIL 1.6%
30,000	Costco Wholesale Corp.	14,906,100
FINANCIALS 12.8%
	COMMERCIAL SERVICES 3.3%
92,719	S&P Global, Inc.	31,966,730
	DIVERSIFIED FINANCIALS 2.0%
180,944	Intercontinental Exchange, Inc.	18,870,650
	INSURANCE 7.5%
70,100	American Financial Group, Inc.	8,517,150
83,700	Aon PLC Class A	26,389,773
57,300	Marsh & McLennan Cos., Inc.	9,543,315
43,100	RLI Corp.	5,728,421
332,256	W R Berkley Corp.	20,686,258
		70,864,917
		121,702,297
HEALTHCARE 9.4%
	BIOTECHNOLOGY 0.7%
13,600	Bio-Rad Laboratories, Inc. Class A(1)	6,514,672
	HEALTHCARE PRODUCTS 6.5%
59,738	Danaher Corp.	15,056,366
36,800	IDEXX Laboratories, Inc.(1)	18,402,944
19,371	Stryker Corp.	5,529,839
38,926	Thermo Fisher Scientific, Inc.	22,435,779
		61,424,928
	HEALTHCARE SERVICES 2.2%
17,000	Charles River Laboratories International, Inc.(1)	3,430,940
22,699	Chemed Corp.	12,206,387
26,900	IQVIA Holdings, Inc.(1)	5,350,141
		20,987,468
		88,927,068
INDUSTRIALS 12.1%
	AEROSPACE/DEFENSE 3.0%
38,400	TransDigm Group, Inc.	28,302,720
	BUILDING MATERIALS 0.3%
9,500	Lennox International, Inc.	2,387,160
	COMMERCIAL SERVICES 3.7%
75,900	Cintas Corp.	35,117,412
	ENGINEERING & CONSTRUCTION 0.4%
40,400	Exponent, Inc.	4,027,476
	ENVIRONMENTAL CONTROL 2.8%
192,627	Republic Services, Inc.	26,047,023
	TRANSPORTATION 1.9%
91,300	Union Pacific Corp.	18,375,038
		114,256,829
Shares		Value
COMMON STOCKS 67.1% (continued)
INFORMATION TECHNOLOGY 28.7%
	COMMERCIAL SERVICES 1.2%
36,000	Gartner, Inc.(1)	$ 11,727,720
	COMPUTERS 4.9%
72,751	Accenture PLC Class A	20,792,963
155,100	CGI, Inc.(1)	14,931,477
36,100	EPAM Systems, Inc.(1)	10,793,900
		46,518,340
	MISCELLANEOUS MANUFACTURERS 1.5%
31,900	Teledyne Technologies, Inc.(1)	14,270,784
	SOFTWARE 19.8%
52,800	Adobe, Inc.(1)	20,347,536
24,700	ANSYS, Inc.(1)	8,220,160
147,600	Cadence Design Systems, Inc.(1)	31,009,284
30,700	Fair Isaac Corp.(1)	21,572,583
61,310	Intuit, Inc.	27,333,837
21,100	Roper Technologies, Inc.	9,298,559
81,000	Salesforce, Inc.(1)	16,182,180
45,925	ServiceNow, Inc.(1)	21,342,266
33,800	Synopsys, Inc.(1)	13,055,250
52,737	Tyler Technologies, Inc.(1)	18,702,650
		187,064,305
	TELECOMMUNICATIONS 1.3%
42,100	Motorola Solutions, Inc.	12,046,073
		271,627,222
REAL ESTATE 1.2%
	REITS 1.2%
174,700	Equity Lifestyle Properties, Inc. REIT	11,727,611
TOTAL COMMON STOCKS (Cost $380,768,447)		635,064,039

Principal Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%
2,335,480	FHLMC, Series 2023-DNA1, Class 2023-M1A, REMIC, (SOFR30A + 2.10%), 6.66%, 3/25/43(2)(3)	2,338,710
2,294,685	FNMA, Series 2023-R02, Class 1M1, (SOFR30A + 2.30%), 6.87%, 1/25/43(2)(3)	2,292,140
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,651,831)		4,630,850
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.8%
1,800,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K037, Class A2, 3.49%, 1/25/24	1,776,603
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K040, Class A2, 3.24%, 9/25/24	1,544,562
1,240,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class A2, 2.67%, 3/25/26	1,182,815
1,000,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K056, Class A2, 2.53%, 5/25/26	948,456
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 1.8% (continued)
$ 1,320,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K058, Class A2, 2.65%, 8/25/26	$ 1,251,516
875,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K061, Class A2, 3.35%, 11/25/26(3)	843,709
1,580,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.22%, 3/25/27	1,520,738
1,750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K065, Class A2, 3.24%, 4/25/27	1,685,444
1,825,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	1,751,506
735,321	FHLMC Multifamily Structured Pass-Through Certificates, Series K072, Class A1, 3.25%, 11/25/27	718,605
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K084, Class A2, 3.78%, 10/25/28(3)	731,441
1,698,832	FHLMC Multifamily Structured Pass-Through Certificates, Series K089, Class A1, 3.34%, 10/25/28	1,658,817
231,257	FREMF Mortgage Trust, Series 2015-K43, Class B, 3.73%, 2/25/48(2)(3)	224,080
114,254	GNMA, Series 2013-12, Class B, 2.07%, 11/16/52(3)	107,551
1,000,000	Morgan Stanley Capital I Trust, Series 2021-L7, Class A4, 2.32%, 10/15/54	801,041
3,882	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	3,872
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $18,756,547)		16,750,756
CORPORATE BONDS & NOTES 10.7%
BASIC MATERIALS 0.4%
	CHEMICALS 0.1%
1,050,000	Nutrien Ltd., Senior Unsecured Notes, 4.20%, 4/1/29	1,011,333
	IRON/STEEL 0.1%
1,200,000	Steel Dynamics, Inc., Senior Unsecured Notes, 3.25%, 1/15/31	1,068,185
	MINING 0.2%
1,265,000	Freeport-McMoRan, Inc., Guaranteed Notes, 4.63%, 8/1/30	1,194,854
		3,274,372
COMMUNICATIONS 0.9%
	INTERNET 0.2%
1,350,000	Expedia Group, Inc., Guaranteed Notes, 3.25%, 2/15/30	1,169,908
1,255,000	Netflix, Inc., Senior Unsecured Notes, 4.88%, 4/15/28	1,248,725
		2,418,633
Principal Amount		Value
CORPORATE BONDS & NOTES 10.7% (continued)
COMMUNICATIONS 0.9% (continued)
	MEDIA 0.3%
$ 1,125,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	$ 1,113,773
1,325,000	Comcast Corp., Guaranteed Notes, 4.15%, 10/15/28	1,310,723
		2,424,496
	TELECOMMUNICATIONS 0.4%
1,115,000	AT&T, Inc., Senior Unsecured Notes, 2.55%, 12/1/33	896,850
1,100,000	Motorola Solutions, Inc., Senior Unsecured Notes, 4.60%, 5/23/29	1,070,043
1,200,000	T-Mobile USA, Inc., Guaranteed Notes, 3.50%, 4/15/31	1,079,002
1,225,000	Vodafone Group PLC, Senior Unsecured Notes, 4.25%, 9/17/50	1,001,461
		4,047,356
		8,890,485
CONSUMER, CYCLICAL 1.2%
	AUTO MANUFACTURERS 0.2%
1,300,000	Cummins, Inc., Senior Unsecured Notes, 1.50%, 9/1/30	1,063,585
1,325,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.38%, 11/13/25	1,241,909
		2,305,494
	HOME BUILDERS 0.1%
1,208,000	PulteGroup, Inc., Guaranteed Notes, 5.00%, 1/15/27	1,197,983
	LODGING 0.3%
1,250,000	Hyatt Hotels Corp., Senior Unsecured Notes, 1.80%, 10/1/24	1,183,430
1,150,000	Marriott International, Inc., 4.90%, 4/15/29	1,139,923
		2,323,353
	RETAIL 0.6%
1,250,000	AutoZone, Inc., Senior Unsecured Notes, 3.75%, 6/1/27	1,209,222
1,300,000	Costco Wholesale Corp., Senior Unsecured Notes, 1.75%, 4/20/32	1,068,736
1,225,000	Dollar General Corp., Senior Unsecured Notes, 3.50%, 4/3/30	1,125,203
1,300,000	McDonald's Corp., Senior Unsecured Notes, 4.60%, 9/9/32(4)	1,315,460
1,250,000	O'Reilly Automotive, Inc., Senior Unsecured Notes, 3.60%, 9/1/27	1,206,686
		5,925,307
		11,752,137
CONSUMER, NON-CYCLICAL 2.1%
	BEVERAGES 0.5%
1,275,000	Anheuser-Busch InBev Worldwide, Inc., Guaranteed Notes, 4.90%, 1/23/31	1,313,569
1,100,000	Constellation Brands, Inc., 2.25%, 8/1/31	903,703
1,275,000	Constellation Brands, Inc., Guaranteed Notes, 5.25%, 11/15/48	1,229,548
See Supplementary Notes to Financial Statements.

March 31, 2023

Principal Amount		Value
CORPORATE BONDS & NOTES 10.7% (continued)
CONSUMER, NON-CYCLICAL 2.1% (continued)
	BEVERAGES 0.5% (continued)
$ 1,250,000	Diageo Capital PLC, Guaranteed Notes, 2.00%, 4/29/30	$ 1,064,982
		4,511,802
	BIOTECHNOLOGY 0.2%
1,100,000	Amgen, Inc., Senior Unsecured Notes, 2.20%, 2/21/27	1,013,489
1,225,000	Regeneron Pharmaceuticals, Inc., Senior Unsecured Notes, 1.75%, 9/15/30	991,338
		2,004,827
	HEALTHCARE SERVICES 0.6%
1,200,000	Centene Corp., Senior Unsecured Notes, 4.63%, 12/15/29	1,128,288
1,150,000	Elevance Health, Inc., 4.75%, 2/15/33	1,155,775
1,200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	1,200,502
1,125,000	Laboratory Corp. of America Holdings, Senior Unsecured Notes, 2.95%, 12/1/29	1,004,069
1,200,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	1,153,901
		5,642,535
	PHARMACEUTICALS 0.8%
1,310,000	AbbVie, Inc., Senior Unsecured Notes, 2.95%, 11/21/26	1,246,449
1,375,000	AstraZeneca PLC, Senior Unsecured Notes, 1.38%, 8/6/30	1,120,880
1,200,000	Becton Dickinson and Co., Senior Unsecured Notes, 3.70%, 6/6/27(4)	1,159,387
1,375,000	CVS Health Corp., Senior Unsecured Notes, 1.75%, 8/21/30	1,117,801
1,315,000	Merck & Co., Inc., Senior Unsecured Notes, 3.90%, 3/7/39	1,205,096
1,225,000	Novartis Capital Corp., Guaranteed Notes, 2.75%, 8/14/50(4)	906,215
1,050,000	Takeda Pharmaceutical Co. Ltd., Senior Unsecured Notes, 3.03%, 7/9/40	801,043
		7,556,871
		19,716,035
ENERGY 1.1%
	OIL & GAS 0.5%
1,100,000	Canadian Natural Resources Ltd., Senior Unsecured Notes, 2.05%, 7/15/25	1,027,657
1,225,000	EOG Resources, Inc., Senior Unsecured Notes, 4.38%, 4/15/30(4)	1,221,128
1,325,000	Hess Corp., Senior Unsecured Notes, 4.30%, 4/1/27	1,293,366
1,150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 5.50%, 12/1/25	1,148,702
		4,690,853
	PIPELINES 0.6%
1,275,000	Boardwalk Pipelines LP, Guaranteed Notes, 4.95%, 12/15/24	1,267,323
1,150,000	Enbridge, Inc., Guaranteed Notes, 2.50%, 8/1/33	926,702
1,275,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	1,188,574
Principal Amount		Value
CORPORATE BONDS & NOTES 10.7% (continued)
ENERGY 1.1% (continued)
	PIPELINES 0.6% (continued)
$ 1,300,000	Targa Resources Corp., Guaranteed Notes, 5.20%, 7/1/27	$ 1,289,130
1,150,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 4.25%, 5/15/28	1,115,816
		5,787,545
		10,478,398
FINANCIAL 3.7%
	BANKS 1.8%
1,220,000	Citigroup, Inc., Senior Unsecured Notes, (3-month LIBOR + 1.16%), 3.35%, 4/24/25(3)	1,189,014
1,228,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	1,167,947
1,100,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 3.75%, 2/25/26	1,069,281
1,325,000	JPMorgan Chase & Co., Subordinated Notes, 4.13%, 12/15/26	1,293,639
1,200,000	JPMorgan Chase & Co., Senior Unsecured Notes, (3-month LIBOR + 1.38%), 3.96%, 11/15/48(3)	991,939
1,275,000	KeyCorp, Senior Unsecured Notes, 2.55%, 10/1/29(4)	1,018,763
1,100,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.90%, 3/12/24	1,078,367
1,250,000	Morgan Stanley, (SOFR + 2.56%), 6.34%, 10/18/33(3)	1,365,238
1,175,000	NatWest Group PLC, (1 yr. CMT + 1.30%), 5.85%, 3/2/27(3)	1,177,998
1,350,000	Northern Trust Corp., Senior Unsecured Notes, 1.95%, 5/1/30(4)	1,125,651
1,050,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, (SOFR + 0.98%), 2.31%, 4/23/32(3)	859,454
1,250,000	Royal Bank of Canada, 5.00%, 2/1/33(4)	1,264,838
1,175,000	Synovus Bank, 5.63%, 2/15/28	1,054,560
1,100,000	Wells Fargo & Co., Senior Unsecured Notes, (SOFR + 1.32%), 5.96%, 4/25/26(3)	1,098,867
1,100,000	Zions Bancorp NA, Subordinated Notes, 3.25%, 10/29/29	768,705
		16,524,261
	DIVERSIFIED FINANCIALS 0.6%
1,275,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Guaranteed Notes, 1.75%, 1/30/26	1,141,651
1,350,000	Air Lease Corp., Senior Unsecured Notes, 3.63%, 4/1/27	1,251,721
1,290,000	Ally Financial, Inc., Senior Unsecured Notes, 4.75%, 6/9/27	1,201,312
1,235,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	1,177,608
1,175,000	Visa, Inc., Senior Unsecured Notes, 2.05%, 4/15/30	1,024,298
		5,796,590
See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
CORPORATE BONDS & NOTES 10.7% (continued)
FINANCIAL 3.7% (continued)
	INSURANCE 0.3%
$ 1,325,000	Aflac, Inc., Senior Unsecured Notes, 3.60%, 4/1/30	$ 1,246,478
1,100,000	Allstate Corp., Senior Unsecured Notes, 1.45%, 12/15/30	855,574
1,175,000	Prudential Financial, Inc., Junior Subordinated Notes, (3-month LIBOR + 2.67%), 5.70%, 9/15/48(3)	1,095,688
		3,197,740
	REITS 1.0%
1,175,000	American Tower Corp., 5.50%, 3/15/28	1,197,950
1,375,000	AvalonBay Communities, Inc., Senior Unsecured Notes, 2.45%, 1/15/31	1,158,555
1,225,000	Crown Castle, Inc., Senior Unsecured Notes, 3.80%, 2/15/28	1,162,543
1,250,000	Digital Realty Trust LP, Guaranteed Notes, 3.60%, 7/1/29(4)	1,122,269
1,200,000	Equinix, Inc., Senior Unsecured Notes, 2.50%, 5/15/31	988,102
1,250,000	Kimco Realty Corp., Senior Unsecured Notes, 2.25%, 12/1/31	979,265
1,125,000	Life Storage LP, Guaranteed Notes, 2.20%, 10/15/30	923,021
1,285,000	Prologis LP, Senior Unsecured Notes, 2.25%, 4/15/30	1,090,115
1,225,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	1,171,515
		9,793,335
		35,311,926
INDUSTRIAL 0.7%
	BUILDING MATERIALS 0.1%
1,200,000	Vulcan Materials Co., Senior Unsecured Notes, 3.50%, 6/1/30	1,096,652
	ELECTRONICS 0.3%
1,140,000	Amphenol Corp., Senior Unsecured Notes, 2.20%, 9/15/31	945,576
1,200,000	Flex Ltd., Senior Unsecured Notes, 4.75%, 6/15/25	1,178,077
		2,123,653
	MACHINERY - DIVERSIFIED 0.1%
1,275,000	John Deere Capital Corp., Senior Unsecured Notes, 2.45%, 1/9/30	1,133,851
	TRANSPORTATION 0.2%
1,250,000	CSX Corp., Senior Unsecured Notes, 3.35%, 9/15/49	941,303
1,300,000	Union Pacific Corp., Senior Unsecured Notes, 3.25%, 2/5/50	988,002
		1,929,305
		6,283,461
TECHNOLOGY 0.5%
	SEMICONDUCTORS 0.2%
1,250,000	Analog Devices, Inc., Senior Unsecured Notes, 2.80%, 10/1/41	954,260
1,160,000	Broadcom, Inc., 4.30%, 11/15/32	1,068,756
		2,023,016
Principal Amount		Value
CORPORATE BONDS & NOTES 10.7% (continued)
TECHNOLOGY 0.5% (continued)
	SOFTWARE 0.3%
$ 1,250,000	Adobe, Inc., Senior Unsecured Notes, 2.30%, 2/1/30(4)	$ 1,110,173
1,250,000	Oracle Corp., 6.25%, 11/9/32	1,344,440
		2,454,613
		4,477,629
UTILITIES 0.1%
	ELECTRIC 0.1%
1,275,000	Duke Energy Corp., Senior Unsecured Notes, 4.50%, 8/15/32	1,232,669
TOTAL CORPORATE BONDS & NOTES (Cost $112,895,745)		101,417,112
LONG-TERM MUNICIPAL SECURITIES 0.7%
	CALIFORNIA 0.2%
500,000	City & County of San Francisco CA, General Obligation Limited, Series C, 2.60%, 6/15/37	397,025
1,500,000	San Diego Unified School District/CA, Series ZR1, GO, 2.61%, 7/1/36	1,173,575
450,000	San Marcos California Unified School District, Refunding Revenue Bonds, 3.17%, 8/1/38	358,920
		1,929,520
	CONNECTICUT 0.1%
1,375,000	Hartford County Metropolitan District Clean Water Project Revenue, Series B, 2.17%, 4/1/34	1,090,762
	NEW YORK 0.2%
1,250,000	New York City Transitional Finance Authority Building Aid Revenue, (ST AID WITHHLDG), 4.80%, 7/15/26	1,254,715
	OREGON 0.2%
1,100,000	State of Oregon, Series C, GO, 2.38%, 5/1/36	852,656
1,085,000	Tri-County Metropolitan Transportation District of Oregon, Series B, 2.50%, 9/1/30	961,034
		1,813,690
TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $7,327,125)		6,088,687
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.4%
43,110	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	40,152
4,588	FHLMC Gold PC Pool #G08488, 3.50%, 4/1/42	4,382
1,048,337	FHLMC Pool #QB2462, 3.00%, 8/1/50	947,436
1,855,638	FHLMC Pool #QB2958, 3.00%, 9/1/50	1,672,948
846,821	FHLMC Pool #RA6817, 2.50%, 2/1/52	732,261
850,150	FHLMC Pool #RB5022, 3.00%, 11/1/39	794,629
726,124	FHLMC Pool #SD7514, 3.50%, 4/1/50	684,391
2,141,174	FHLMC Pool #SD8108, 3.00%, 11/1/50	1,932,153
889,947	FHLMC Pool #SD8196, 3.50%, 2/1/52	827,549
921,276	FHLMC Pool #ZS4647, 3.50%, 1/1/46	869,779
7,800,763	FHLMC Pool, #QF1236, 4.50%, 10/1/52	7,642,613
7,105,912	FHLMC Pool, #SD8256, 4.00%, 10/1/52	6,796,075
7,712,356	FHLMC Pool, #SD8300, 5.50%, 2/1/53	7,789,903
1,446,422	FNMA Pool #AS0516, 3.00%, 9/1/43	1,334,029
See Supplementary Notes to Financial Statements.

March 31, 2023

Principal Amount		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES 8.4% (continued)
$ 215,772	FNMA Pool #AX9528, 3.50%, 2/1/45	$ 203,985
30,362	FNMA Pool #AZ6194, 3.50%, 10/1/45	28,821
1,275,975	FNMA Pool #BM3634, 3.50%, 5/1/47	1,204,673
1,118,753	FNMA Pool #BP5709, 2.50%, 5/1/50	967,011
2,590,000	FNMA Pool #BX7762, 5.00%, 3/1/53	2,582,865
840,274	FNMA Pool #CA5540, 3.00%, 4/1/50	760,704
8,040,648	FNMA Pool #CB5892, 4.50%, 3/1/53	7,881,653
2,735,573	FNMA Pool #FM2202, 4.00%, 12/1/48	2,656,893
1,122,411	FNMA Pool #FM3254, 3.50%, 5/1/49	1,059,691
1,078,606	FNMA Pool #FM4140, 2.50%, 9/1/50	939,331
1,181,751	FNMA Pool #FM9509, 3.00%, 11/1/36	1,125,153
1,616,615	FNMA Pool #FM9760, 3.50%, 11/1/51	1,504,631
2,021,503	FNMA Pool #FM9834, 3.50%, 6/1/49	1,896,462
1,880,148	FNMA Pool #FM9939, 4.00%, 1/1/52	1,798,492
964,279	FNMA Pool #MA4055, 2.50%, 6/1/50	836,407
3,061,944	FNMA Pool #MA4078, 2.50%, 7/1/50	2,649,224
1,462,909	FNMA Pool #MA4222, 3.50%, 12/1/50	1,369,550
1,582,928	FNMA Pool #MA4494, 3.00%, 12/1/51	1,422,747
2,448,689	FNMA Pool #MA4495, 3.50%, 12/1/51	2,277,811
7,800,000	FNMA Pool #MA4979, 5.50%, 4/1/53	7,878,428
22,540	FNMA REMIC Trust Series 2013-18, Series 2013-18, Class AE, 2.00%, 3/25/28	21,455
39,928	FNMA REMIC Trust Series 2013-41, Series 2013-41, Class WD, 2.00%, 11/25/42	36,252
8,238,680	GNMA, Series 2021-98, Class 2021-IG, IO, 3.00%, 6/20/51	1,240,065
1,202,277	GNMA II Pool #MA3937, 3.50%, 9/20/46	1,144,127
810,549	GNMA II Pool #MA7054, 3.50%, 12/20/50	766,466
3,721,773	GNMA II Pool #MA7651, 3.50%, 10/20/51	3,488,600
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $85,418,576)		79,809,797
U.S. TREASURY OBLIGATIONS 8.3%
3,170,000	U.S. Treasury Bonds, 5.38%, 2/15/31(4)	3,572,070
2,175,000	U.S. Treasury Bonds, 4.38%, 2/15/38	2,381,625
1,500,000	U.S. Treasury Bonds, 3.50%, 2/15/39	1,481,836
10,000,000	U.S. Treasury Bonds, 2.75%, 11/15/42	8,480,469
5,700,000	U.S. Treasury Bonds, 2.88%, 5/15/43	4,924,934
4,000,000	U.S. Treasury Bonds, 3.00%, 2/15/48	3,489,062
4,500,000	U.S. Treasury Bonds, 2.25%, 8/15/49	3,383,613
6,000,000	U.S. Treasury Bonds, 2.88%, 5/15/52	5,132,813
4,000,000	U.S. Treasury Notes, 0.25%, 4/15/23	3,994,230
3,050,000	U.S. Treasury Notes, 1.25%, 7/31/23	3,014,734
7,000,000	U.S. Treasury Notes, 2.38%, 8/15/24	6,813,516
8,000,000	U.S. Treasury Notes, 3.00%, 9/30/25	7,824,062
5,200,000	U.S. Treasury Notes, 1.63%, 5/15/26	4,868,703
7,400,000	U.S. Treasury Notes, 0.63%, 11/30/27	6,450,430
10,800,000	U.S. Treasury Notes, 1.50%, 2/15/30	9,467,719
2,950,000	U.S. Treasury Notes, 1.13%, 2/15/31	2,484,107
1,125,000	U.S. Treasury Notes, 2.75%, 8/15/32	1,058,730
TOTAL U.S. TREASURY OBLIGATIONS (Cost $83,067,813)		78,822,653

Shares		Value
SHORT-TERM INVESTMENTS 6.6%
	MONEY MARKET FUNDS 6.6%
58,046,349	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70%(5)	$ 58,046,349
4,274,895	State Street Navigator Securities Lending Government Money Market Portfolio(6)	4,274,895
		62,321,244
TOTAL SHORT-TERM INVESTMENTS (Cost $62,321,244)		62,321,244
TOTAL INVESTMENTS IN SECURITIES 104.1% (Cost $755,207,328)		$984,905,138
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (4.1)%		(38,478,494)
NET ASSETS(7) 100.0%		$946,426,644

(1)	Non-income producing.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)
Floating or variable rate security. The rate disclosed is
the rate in effect as of March 31, 2023. The information
in parentheses represents the benchmark and reference
rate for each relevant security and the rate adjusts based
upon the reference rate and spread. The security may be
further subject to interest rate floor and caps. For
securities which do not indicate a reference rate and
spread in their descriptions, the interest rate adjusts
periodically based on current interest rates and, for
mortgage-backed securities, prepayments in the
underlying pool of assets.

(4)	A portion or all of the security was held on loan. As of March 31, 2023, the market value of the securities on loan was $12,043,446.
(5)	Rate reflects 7 day yield as of March 31, 2023.
(6)
Securities with an aggregate market value of
$12,043,446 were out on loan in exchange for
$4,274,895 of cash collateral as of March 31, 2023. The
collateral was invested in a cash collateral reinvestment
vehicle.

(7)
For federal income tax purposes, the aggregate cost was
$755,207,328, aggregate gross unrealized appreciation
was $255,464,124, aggregate gross unrealized
depreciation was $25,766,314 and the net unrealized
appreciation was $229,697,810.

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Freddie Mac Multifamily.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
REITs	Real Estate Investment Trusts.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
ST AID WITHHLDG	State Aid Withholding.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$635,064,039	$—	$—	$635,064,039
Collateralized Mortgage Obligations	—	4,630,850	—	4,630,850
Commercial Mortgage-Backed Securities	—	16,750,756	—	16,750,756
Corporate Bonds & Notes*	—	101,417,112	—	101,417,112
Long-Term Municipal Securities*	—	6,088,687	—	6,088,687
Residential Mortgage-Backed Securities	—	79,809,797	—	79,809,797
U.S. Treasury Obligations	—	78,822,653	—	78,822,653
Short-Term Investments	62,321,244	—	—	62,321,244
Total Investments in Securities	$697,385,283	$287,519,855	$—	$984,905,138

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2023, there were no Level 3 investments.